UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

COMMON STOCK
Belgium — 0.9%
KBC Groep NV	12,857	$718

Brazil — 0.6%
Banco do Brasil SA	16,300	146
JBS SA	29,500	124
Light SA	9,800	63
Petroleo Brasileiro SA, Class A ADR	7,400	56
Porto Seguro SA	4,900	56

		445

Canada — 0.9%
Imperial Oil Ltd.	16,200	698

China — 3.5%
Bank of China Ltd., Class H	558,000	313
Bank of Communications Co. Ltd., Class H	211,000	196
China CITIC Bank Corp. Ltd., Class H	85,000	68
China Communications Construction Co. Ltd., Class H	193,000	231
China Construction Bank Corp., Class H	186,000	152
China Lumena New Materials Corp.[1,2,3]	196,000	—
China Mobile Ltd. ADR	6,300	370
China Petroleum & Chemical Corp., Class H	154,000	125
China Railway Construction Corp. Ltd., Class H	188,000	239
China Railway Group Ltd., Class H	273,000	223
Datang International Power Generation Co. Ltd., Class H	70,000	38
Dongfeng Motor Group Co. Ltd., Class H	78,000	109
Guangzhou R&F Properties Co. Ltd., Class H	43,200	52
Industrial & Commercial Bank of China, Class H	224,000	164
KWG Property Holding Ltd.	114,500	78
PetroChina Co. Ltd., Class H	92,000	102
Shimao Property Holdings Ltd.	17,000	38
Sihuan Pharmaceutical Holdings Group Ltd.	247,000	164
Skyworth Digital Holdings Ltd.	136,000	74
WuXi PharmaTech Cayman Inc.[1]	2,200	74

		2,810

France — 12.7%
AXA SA	27,379	631
BNP Paribas	22,019	1,300
GDF Suez	46,813	1,092
Legrand SA	26,565	1,394

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

France — (continued)
Sanofi-Aventis SA	19,445	$1,773
Schneider Electric SE	18,180	1,324
Technip SA	20,843	1,241
Total SA	26,166	1,340

		10,095

Germany — 5.7%
Bayer AG	8,571	1,168
Daimler AG	12,287	1,021
Linde AG	7,510	1,383
SAP SE	13,880	969

		4,541

India — 1.6%
Dr Reddy’s Laboratories Ltd. ADR	8,800	444
ICICI Bank Ltd. ADR	36,000	416
Infosys Ltd. ADR	2,800	88
Tata Motors Ltd. ADR	7,300	309

		1,257

Indonesia — 0.3%
Adhi Karya Persero	277,400	77
Bank Rakyat Indonesia Persero	31,200	29
Indofood Sukses Makmur Tbk PT	168,300	92
Kalbe Farma	236,400	35

		233

Ireland — 0.4%
Ryanair Holdings PLC ADR[1]	4,900	349

Japan — 12.8%
East Japan Railway Co.	7,100	535
Hitachi Ltd.	171,000	1,262
JGC Corp.	33,000	679
KDDI Corp.	33,200	2,086
Komatsu Ltd.	38,900	860
Nikon Corp.	83,000	1,103
Shin-Etsu Chemical Co. Ltd.	17,300	1,126
Sumitomo Mitsui Financial Group Inc.	31,000	1,121
Toyota Motor Corp.	22,300	1,390

		10,162

Malaysia — 0.4%
IJM Corp. Berhad	42,000	79
Tenaga Nasional BHD	39,400	155

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

Malaysia — (continued)
UMW Holdings Bhd	35,100	$110

		344

Mexico — 0.5%
Alfa SAB de CV, Class A	32,800	74
America Movil SAB de CV, Class L ADR	7,900	175
Grupo Financiero Santander Mexico SAB de CV, Class B	12,400	26
Kimberly-Clark de Mexico SAB de CV, Class A	22,600	49
Mexico Real Estate Management SA de CV4	27,500	47

		371

Netherlands — 7.4%
Akzo Nobel NV	35,626	2,465
PostNL NV	99,484	370
Reed Elsevier NV	99,588	2,378
Unilever NV	16,459	644

		5,857

Philippines — 0.0%
Megaworld Corp.	317,000	33

Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	987	135

Russia — 0.5%
Gazprom OAO ADR	26,280	121
LUKOIL OAO ADR	5,185	205
PhosAgro OAO GDR	3,924	36
Sberbank of Russia ADR	2,159	9
Tatneft ADR	1,645	40

		411

Singapore — 0.9%
Sembcorp Industries Ltd.	106,000	355
Sembcorp Marine Ltd.	141,000	346

		701

South Africa — 1.7%
Barloworld Ltd.	8,748	72
FirstRand Ltd.	72,828	317
Imperial Holdings Ltd.	952	15
Liberty Holdings Ltd.	2,699	28
MMI Holdings Ltd.	12,727	33
Naspers Ltd., Class N	1,807	234
Redefine Properties Ltd.[4]	39,274	36

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

South Africa — (continued)
Sanlam Ltd.	27,365	$165
Sasol Ltd.	3,870	145
Sibanye Gold Ltd.	65,453	126
Steinhoff International Holdings Ltd.	27,974	143
Vodacom Group Ltd.	3,281	36

		1,350

South Korea — 2.7%
CJ Corp.	178	25
Daesang Corp.	1,206	36
Hanwha Corp.	1,884	53
Hyosung Corp.	399	25
Hyundai Marine & Fire Insurance Co. Ltd.	1,775	42
Kia Motors Corp.	3,453	164
Korea Electric Power Corp.	7,576	292
Korea Gas Corp.[1]	620	28
KT&G Corp.	3,062	213
Kyongnam Bank[1]	6,472	70
Poongsan Corp.	1,311	30
Samsung Electronics Co. Ltd.	330	397
Seah Besteel Corp.	1,257	32
SK Holdings Co. Ltd.	186	28
SK Hynix Inc.[1]	4,832	206
SK Telecom Co. Ltd. ADR	14,400	389
Tovis Co Ltd.	6,874	102
Woori Bank[1]	2,561	23

		2,155

Spain — 0.6%
Tecnicas Reunidas SA	11,185	489

Switzerland — 11.6%
Clariant AG	45,606	764
Credit Suisse Group	31,316	787
Givaudan SA	571	1,024
Novartis AG	23,421	2,172
Roche Holding AG	5,350	1,450
UBS Group AG1	104,508	1,796
Zurich Insurance Group AG	4,077	1,274

		9,267

Taiwan — 3.2%
Asustek Computer Inc.	15,000	164
Chicony Electronics Co. Ltd.	31,000	86

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

Taiwan — (continued)
Chong Hong Construction Co. Ltd.	14,000	$30
Compal Electronics Inc.	59,000	41
Coretronic Corp.	59,000	80
HON HAI Precision Industry Co. Ltd.	150,000	414
Inventec Corp.	96,000	64
Lite-On Technology Corp.	67,000	77
MediaTek Inc.	6,000	87
Merida Industry Co. Ltd.	7,000	47
Pegatron Corp.	129,000	295
Pou Chen Corp.	54,000	65
Powertech Technology Inc.	30,000	51
President Chain Store Corp.	6,000	46
Taiwan Cement Corp.	21,000	29
Taiwan PCB Techvest Co. Ltd.	59,000	96
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,300	566
Wan Hai Lines Ltd.	77,000	67
Wistron Corp.	144,000	130
WPG Holdings Ltd.	104,000	121

		2,556

Thailand — 0.9%
Bangchak Petroleum	80,900	78
Bangkok Dusit Medical Services	308,700	161
PTT	32,100	314
PTT Global Chemical	14,100	22
Sansiri	775,300	39
Thai Airways International	58,400	26
Thanachart Capital	52,400	50

		690

Turkey — 0.6%
Eregli Demir ve Celik Fabrikalari TAS	65,027	124
Ford Otomotiv Sanayi AS	2,985	41
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D1	76,601	67
Tupras Turkiye Petrol Rafinerileri AS	1,470	35
Turk Hava Yollari[1]	28,637	117
Turk Traktor ve Ziraat Makineleri AS	1,971	65

		449

United Arab Emirates — 0.3%
Dubai Islamic Bank PJSC	112,866	207
Emaar Properties PJSC	28,280	55

		262

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

United Kingdom — 21.6%
Aviva PLC	209,279	$1,572
Balfour Beatty PLC	70,999	235
Barclays PLC	394,620	1,484
BG Group PLC	72,654	972
British American Tobacco PLC	35,201	1,908
Carnival PLC	27,120	1,226
GlaxoSmithKline PLC	60,126	1,290
HSBC Holdings PLC	136,400	1,297
International Consolidated Airlines Group SA [1]	233,468	1,757
Kingfisher PLC	185,626	981
Lloyds Banking Group PLC [1]	941,412	1,107
Michael Page International PLC	61,016	389
Petrofac Ltd.	7,992	87
Rexam PLC	78,106	550
Rio Tinto PLC	21,603	996
Royal Dutch Shell PLC, Class A	11,124	371
Vodafone Group PLC	293,592	1,007

		17,229

Total Common Stock
(Cost $71,956) — 92.5%		73,607

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	9,700	381
Vanguard FTSE Emerging Markets Fund	14,700	588
WisdomTree India Earnings Fund	27,000	596

Total Exchange Traded Funds
(Cost $1,583) — 2.0%		1,565

PREFERENCE STOCK
Brazil — 0.7%
Cia Energetica de Sao Paulo	14,500	146
Cia Paranaense de Energia	10,900	147
Itausa—Investimentos Itau SA	67,300	238
Vale SA, Class B ADR	4,600	34

		565

South Korea — 0.0%
LG Chemical Ltd.	264	34

Total Preference Stock
(Cost $662) — 0.7%		599

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Opportunities Fund †	Number of Shares	Value

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030% **	2,572,343	$2,572

Total Short-Term Investment
(Cost $2,572) — 3.2%		2,572

Total Investments — 98.4%
(Cost $76,773) ‡		78,343

Other Assets in Excess of Liabilities — 1.6%		1,255

Net Assets — 100.0%		$79,598

†	On October 15, 2014, the Fund converted from a “fund of funds” to a Fund making direct investments in securities and the Fund no longer invests in Causeway Emerging Markets Fund and Causeway International Value Fund.
*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2014 was $0 and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $76,773 and the unrealized appreciation and depreciation were $4,217 and ($2,647), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2014 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3		Total
Common Stock
Belgium	$—	$718	$—		$718
Brazil	445	—	—		445
Canada	698	—	—		698
China	444	2,366	—	^	2,810
France	—	10,095	—		10,095
Germany	—	4,541	—		4,541
India	1,257	—	—		1,257
Indonesia	—	233	—		233
Ireland	349	—	—		349
Japan	—	10,162	—		10,162
Malaysia	—	344	—		344
Mexico	371	—	—		371
Netherlands	—	5,857	—		5,857
Philippines	—	33	—		33
Poland	—	135	—		135
Russia	411	—	—		411
Singapore	—	701	—		701
South Africa	28	1,322	—		1,350
South Korea	483	1,672	—		2,155
Spain	—	489	—		489
Switzerland	1,796	7,471	—		9,267
Taiwan	566	1,990	—		2,556
Thailand	—	690	—		690
Turkey	—	449	—		449
United Arab Emirates	—	262	—		262
United Kingdom	235	16,994	—		17,229

Total Common Stock	7,083	66,524	—		73,607

Exchange Traded Funds	1,565	—	—		1,565

Preference Stock
Brazil	565	—	—		565
South Korea	—	34	—		34

Total Preference Stock	565	34	—		599

Short-Term Investment	2,572	—	—		2,572

Total Investments in Securities	$11,785	$66,558	$—		$78,343

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and securities trading in Thailand, the values of which were adjusted due to “Foreign Line” securities using “Local Line” prices.
^	Represents securities labeled as Level 3 in which the market value is $0 or has been rounded to $0.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2014, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities. There were no transfers into Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

CCM-QH-004-1100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015